Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of current and deferred portions of net income tax expense

	2021	2020	2019

	(Dollars in Thousands)
Current
U.S.	$59,591	$43,794	$48,559
State	5,272	3,709	2,944
Foreign	—	58	38
Total current taxes	64,863	47,561	51,541
Deferred
U.S.	3,794	(2,733)	2,979
State	(252)	(389)	330
Total deferred taxes	3,542	(3,122)	3,309
Total income taxes	$68,405	$44,439	$54,850

Schedule of income tax expense differences from the amount computed by applying the U.S. Federal income tax rate to income before income taxes

	2021	2020	2019

	(Dollars in Thousands)
Computed expected tax expense	$68,011	$45,218	$55,086
Change in taxes resulting from:
Tax-exempt interest income	(2,970)	(2,709)	(2,550)
State tax, net of federal income taxes, tax credit and refunds	3,966	2,622	2,587
Other investment income	(1,753)	(2,205)	(1,480)
Net investment in low income housing investments	203	1,990	623
Other	948	(477)	584
Actual tax expense	$68,405	$44,439	$54,850

Schedule of tax effects of temporary difference that give rise to significant portions of the deferred tax assets and deferred tax liabilities

	2021	2020

	(Dollars in Thousands)
Deferred tax assets:
Loans receivable, principally due to the allowance for probable loan losses	$22,773	$21,921
Other real estate owned	1,227	1,183
Accrued expenses	81	81
Net unrealized losses on available for sale investment securities	9,062	—
Other	4,842	5,649
Total deferred tax assets	37,985	28,834
Deferred tax liabilities:
Bank premises and equipment, principally due to differences on depreciation	(12,163)	(12,350)
Net unrealized gains on available for sale investment securities	—	(5,679)
Impairment charges on available-for-sale securities	(19)	(19)
Identified intangible assets and goodwill	(13,966)	(13,807)
Other	(24,235)	(20,551)
Total deferred tax liabilities	(50,383)	(52,406)
Net deferred tax liability	$(12,398)	$(23,572)